Commitments (Narrative) (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statement [Line Items]
Minimum lease payments payable under non-cancellable operating lease			$ 2,322
Gold stream			4.22%	4.22%
Silver stream			62.50%	62.50%
Buy-back option, percentage			50.00%	50.00%
Buy-back option	$ 136.0	$ 119,000		$ 31.3
Buy-down option	$ 75.0	$ 75,000
Additional ongoing stream	2.00%	1.50%	4.00%	4.00%
Whole payment option				$ 10.0
Per ounce/carat price			30% of the spot price of gold, maximum $600 per ounce	30% of the spot price of gold, maximum $600 per ounce
Share of silver production			100.00%	100.00%
Cash payments for gold stream			$ 55,000
2nd Anniversary [Member]
Statement [Line Items]
Buy-back option				$ 34.4
After reaching 19,300,000 ounces [Member]
Statement [Line Items]
Share of silver production			30.00%	30.00%
Until reaching 105,000 ounces of gold [Member]
Statement [Line Items]
Gold stream			18.50%	18.50%
After reaching 105,000 ounces of gold [Member]
Statement [Line Items]
Gold stream			9.25%	9.25%
Back Forty stream [Member]
Statement [Line Items]
Per ounce/carat price			$4	$4
Amount paid on closing			$ 7,500
Back Forty stream [Member] | Until reaching 105,000 ounces of gold [Member]
Statement [Line Items]
Gold stream			9.50%	9.50%
Back Forty stream [Member] | After reaching 105,000 ounces of gold [Member]
Statement [Line Items]
Gold stream			4.75%	4.75%
Back Forty stream [Member] | Upon receipt by Aquila all material permits [Member]
Statement [Line Items]
Amount payable			$ 7,500
Back Forty stream [Member] | After a positive construction decision for the property [Member]
Statement [Line Items]
Amount payable			10,000
Back Forty stream [Member] | Upon the first drawdown of an appropriate project debt finance facility [Member]
Statement [Line Items]
Amount payable			$ 30,000
Brucejack stream [Member]
Statement [Line Items]
Per ounce/carat price			$4	$4
Gibraltar stream [Member]
Statement [Line Items]
Per ounce/carat price			2.75 per ounce	2.75 per ounce
Gibraltar stream [Member] | Until reaching the delivery of 5.9 million ounces of silver [Member]
Statement [Line Items]
Share of silver production			100.00%	100.00%
Gibraltar stream [Member] | After reaching 5.9 million ounces of silver [Member]
Statement [Line Items]
Share of silver production			35.00%	35.00%
Decrease [Member] | After reaching 105,000 ounces of gold [Member]
Statement [Line Items]
Gold stream			9.25%	9.25%